RISK MANAGEMENT (Details 8) - Credit Risk [Member] - Consumer Loans [Member]	12 Months Ended
	Dec. 31, 2018	[1]
Performing Loan [Member] | New Client [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.53%
Performing Loan [Member] | New Client [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	19.75%
Performing Loan [Member] | Existing Clients [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.05%
Performing Loan [Member] | Existing Clients [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	11.92%
Performing Loan [Member] | Banefe [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.13%
Performing Loan [Member] | Banefe [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	18.67%
Renegotiated Consumer Loans [Member] | Existing Clients [Member] | Bottom of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	3.66%	[2]
Renegotiated Consumer Loans [Member] | Existing Clients [Member] | Bottom of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	41.50%	[2]
Renegotiated Consumer Loans [Member] | Existing Clients [Member] | Top of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	30.40%	[2]
Renegotiated Consumer Loans [Member] | Existing Clients [Member] | Top of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	100.00%	[2]
Renegotiated Consumer Loans [Member] | Banefe [Member] | Bottom of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	10.19%	[2]
Renegotiated Consumer Loans [Member] | Banefe [Member] | Bottom of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	51.11%	[2]
Renegotiated Consumer Loans [Member] | Banefe [Member] | Top of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	43.71%	[2]
Renegotiated Consumer Loans [Member] | Banefe [Member] | Top of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	100.00%	[2]
Non-Performing Loan [Member] | 90-120 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	41.50%
Non-Performing Loan [Member] | 120-150 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	60.15%
Non-Performing Loan [Member] | 150-180 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	68.86%
Non-Performing Loan [Member] | New Client [Member] | 90-120 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	31.78%
Non-Performing Loan [Member] | New Client [Member] | 120-150 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	51.17%
Non-Performing Loan [Member] | New Client [Member] | 150-180 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	59.98%
Non-Performing Loan [Member] | New Client [Member] | >180 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Description of allowance for loan loss rate	Charged-off
Non-Performing Loan [Member] | Existing Clients [Member] | 90-120 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	31.78%
Non-Performing Loan [Member] | Existing Clients [Member] | 120-150 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	51.17%
Non-Performing Loan [Member] | Existing Clients [Member] | 150-180 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	59.98%
Non-Performing Loan [Member] | Banefe [Member] | 90-120 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	51.11%
Non-Performing Loan [Member] | Banefe [Member] | 120-150 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	66.65%
Non-Performing Loan [Member] | Banefe [Member] | 150-180 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate previously	78.50%

[1]	Percentage of loans outstanding
[2]	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.